Related party transactions - Schedule of Employment of Existing Consulting Agreements (Details)	9 Months Ended
Sep. 30, 2026
Keith Liddell
Disclosure of transactions between related parties [line items]
Key management personnel, officer position	Chairman
Chris Showalter
Disclosure of transactions between related parties [line items]
Key management personnel, officer position	Chief Executive Officer
Ingo Hofmaier
Disclosure of transactions between related parties [line items]
Key management personnel, officer position	Chief Financial Officer
Dr. Michael Adams
Disclosure of transactions between related parties [line items]
Key management personnel, officer position	Chief Technology Officer
Gerick Mouton
Disclosure of transactions between related parties [line items]
Key management personnel, officer position	Chief Operating Officer
Benedict Busunzu
Disclosure of transactions between related parties [line items]
Key management personnel, officer position	TNCL Chief Executive Officer
Spencer Davis
Disclosure of transactions between related parties [line items]
Key management personnel, officer position	Chief Legal Officer
Anthony von Christierson
Disclosure of transactions between related parties [line items]
Key management personnel, officer position	Senior Vice President: Commercial and Business Development
Evan Young
Disclosure of transactions between related parties [line items]
Key management personnel, officer position	Former Senior Vice President: Investor Relations and Capital Markets (resigned January 23, 2026)